Financial Liabilities - Senior Notes (Details) € in Thousands, $ in Millions		12 Months Ended
	Oct. 05, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Oct. 05, 2021 EUR (€)	Nov. 15, 2019 EUR (€) item	Apr. 18, 2017 EUR (€)
Tiancheng (Germany) Pharmaceutical Holdings
Borrowings
Consideration transferred				€ 1,100
Ownership interest in ordinary shares (in percent)	89.88%	90.00%
Ownership interest in preferred shares (in percent)	1.08%	1.00%
Senior Secured Notes
Borrowings
Notional amount					€ 1,675,000
Number of notes issued | item					2
Secured Secured Notes, Maturing in 2027
Borrowings
Notional amount					€ 770,000
Borrowings, interest rate					2.25%
Secured Secured Notes, Maturing in 2025
Borrowings
Notional amount					€ 905,000
Borrowings, interest rate					1.625%
Senior Unsecured Notes
Borrowings
Notional amount						€ 1,000,000
Borrowings, interest rate						3.20%
Senior Unsecured Notes, Tranche one
Borrowings
Notional amount			€ 1,400,000	€ 1,400,000
Borrowings, interest rate	3.875%			3.875%
Senior Unsecured Notes, Tranche two
Borrowings
Notional amount | $	$ 705	$ 705
Borrowings, interest rate	4.75%			4.75%